Condensed Financial Information of the Company - CONDENSED STATEMENT OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Income / (loss) for the year from continuing operations	$ 165,635	$ (159,780)	$ (357,401)
Adjustments for:
Amortization and depreciation	172,480	160,633	200,788
Deferred income tax	4,415	50,027	(13,805)
Income tax accrued	20,468	19,084	(490)
Share of loss in associates	970	629	1,667
Interest expense	164,288	125,533	99,018
Net foreign exchange	(90,603)	(113,609)	25,022
Other financial results, net	(41,055)	(19,157)	(14,611)
Share base compensation	667	1,020	1,800
Changes in working capital	(57,641)	(12,255)	34,098
Net cash provided by operating activities	302,629	107,958	838
Net cash used in discontinued activities	0	0	0
Cash flows from investing activities
Cash contribution in associates	(260)	(741)	(2,070)
Net cash provided by investing activities	9,386	9,626	1,722
Net cash used in discontinued investing activities	(14,700)	(2,495)	(100)
Cash flows from financing activities
Proceeds from borrowings	371,951	366,544	224,310
Lease payments	(4,307)	(4,729)
Net cash (used in) / provided by financing activities	(234,288)	(3,669)	90,541
Net cash used in discontinued operations from financing activities	0	0	0
Increase / (decrease) in cash and cash equivalents	77,727	113,915	93,101
Decrease in cash and cash equivalents from discontinued operations	(14,700)	(2,495)	(100)
Cash and cash equivalents
At the beginning of the year	375,783	281,031	195,696
Effects of exchange rate changes and inflation adjustment on cash and cash equivalents	(53,545)	(16,668)	(7,666)
(Decrease) / increase in cash and cash equivalents	77,727	113,915	93,101
At the end of the year	385,265	375,783	281,031
Parent | Reportable legal entities
Cash flows from operating activities
Income / (loss) for the year from continuing operations	174,847	(95,125)	(246,534)
Adjustments for:
Amortization and depreciation	57	50	62
Deferred income tax	202	1,028	(1,028)
Income tax accrued	1,105
Share of loss in associates	(182,050)	88,022	241,693
Interest expense	426	426	395
Net foreign exchange	(1,874)	(51)	(95)
Other financial results, net	3	4	4
Share base compensation	317
Changes in working capital	760	721	(184)
Net cash provided by operating activities	(6,207)	(4,925)	(5,687)
Cash flows from investing activities
Cash contribution in associates	(36,417)	(4,544)	(16,630)
Dividends from subsidiaries	57,000	11,494	15,944
Net cash provided by investing activities	20,583	6,950	(686)
Net cash used in discontinued investing activities	(14,700)	(2,495)	(100)
Cash flows from financing activities
Proceeds from borrowings			8,100
Lease payments	(53)	(51)	(56)
Net cash (used in) / provided by financing activities	(53)	(51)	8,044
Increase / (decrease) in cash and cash equivalents	14,323	1,974	1,671
Decrease in cash and cash equivalents from discontinued operations	(14,700)	(2,495)	(100)
Cash and cash equivalents
At the beginning of the year	1,614	2,166
Effects of exchange rate changes and inflation adjustment on cash and cash equivalents	(17)	(31)	43
(Decrease) / increase in cash and cash equivalents	14,323	1,974	1,671
At the end of the year	1,220	1,614	2,166
Parent | Reportable legal entities | Aggregate continuing and discontinued operations
Cash flows from financing activities
Increase / (decrease) in cash and cash equivalents	(377)	(521)	1,571
Cash and cash equivalents
(Decrease) / increase in cash and cash equivalents	$ (377)	$ (521)	$ 1,571